Statement of Changes in Net Assets Available for Benefits - EBP 061 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment gain
Plan interest in Master Trust investment gain	$ 33,756
Interest income on notes receivable from participants	207
Contributions to the Plan
By participants	4,826
By employer	1,754
Total contributions	6,580
Total additions	40,543
Deductions from net assets attributed to
Participant withdrawals	(25,211)
Administrative expenses	(9)
Total deductions	(25,220)
Net increase	15,323
Net assets available for benefits
Beginning of year	231,602
End of year	$ 246,925